Supplement to the
Fidelity® Systematic Investment Plans:
Destiny® Plans I: N Prospectus dated November 29, 2004

Effective May 27, 2005, Destiny Plans will change the Extended Investment Option from a maximum of 300 payments to 360 payments.

On or about July 6, 2005, Class N shares of the Portfolios may no longer be exchanged for Class T shares of Fidelity Advisor funds at NAV.

The following information replaces the similar information found in the "Fidelity Systematic Investment Plans: Destiny Plans I: N" section on page 1.

The Destiny Plans are systematic investment plans that allow you to build equity over a period of years by investing regularly each month in mutual fund shares. This prospectus describes Destiny Plans I: N (formerly known as Destiny Plans I: New) (the "Plan"). You may make fixed monthly investments in a Plan for a term of either 10 or 15 years. You may continue to make investments for as long as 30 years. You may invest in one of several monthly investment plan amounts for as little as $50 per month. Investments in your Plan are applied to the purchase of Class N shares of one of the Fidelity Destiny Portfolios. Destiny Plans I: N purchases Class N shares of Fidelity Destiny Portfolios: Destiny I (the "Fund").

The following information supplements information found in the "Fees and Expenses: 1. Creation and Sales Charges" section beginning on page 5.

CREATION AND SALES CHARGES
EXTENDED INVESTMENT OPTION*
(360 investments)

Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges per first 12 Investments	Total Creation and Sales Charges	Percentage of Total Investment in Plan**	Percentage of Net Investment in Plan**
$ 50.00	$ 18,000.00	$ 25.00	$ 300.00	 1.67%	 1.69%
 75.00	 27,500.00	 37.50	 450.00	 1.67	 1.69
 100.00	 36,000.00	 50.00	 600.00	 1.67	 1.69
 125.00	 45,000.00	 62.50	 750.00	 1.67	 1.69
 150.00	 54,000.00	 75.00	 900.00	 1.67	 1.69
 166.66	 59,997.60	 83.33	 999.96	 1.67	 1.69
 200.00	 72,000.00	 100.00	 1,200.00	 1.67	 1.69
 250.00	 90,000.00	 125.00	 1,500.00	 1.67	 1.69
 291.66	 104,997.60	 145.83	 1,749.96	 1.67	 1.69
 300.00	 108,000.00	 150.00	 1,800.00	 1.67	 1.69
 333.33	 119,880.00	 166.67	 2,000.04	 1.67	 1.69
 350.00	 126,000.00	 175.00	 2,100.00	 1.67	 1.69
 375.00	 135,000.00	 187.50	 2,250.00	 1.67	 1.69
 400.00	 144,000.00	 200.00	 2,400.00	 1.67	 1.69
 416.66	 149,997.60	 208.33	 2,499.96	 1.67	 1.69
 450.00	 162,000.00	 225.00	 2,700.00	 1.67	 1.69
 500.00	 180,000.00	 250.00	 3,000.00	 1.67	 1.69
 600.00	 216,000.00	 300.00	 3,600.00	 1.67	 1.69
 700.00	 252,000.00	 350.00	 4,200.00	 1.67	 1.69
 800.00	 288,000.00	 400.00	 4,800.00	 1.67	 1.69
 900.00	 324,000.00	 450.00	 5,400.00	 1.67	 1.69
 1,000.00	 360,000.00	 500.00	 6,000.00	 1.67	 1.69
 1,250.00	 450,000.00	 625.00	 7,500.00	 1.67	 1.69
 1,500.00	 540,000.00	 675.00	 8,100.00	 1.50	 1.52
 1,750.00	 630,000.00	 700.00	 8,400.00	 1.33	 1.35
 2,000.00	 720,000.00	 750.00	 9,000.00	 1.25	 1.27
 2,500.00	 900,000.00	 812.50	 9,750.00	 1.08	 1.10
 5,000.00	 1,800,000.00	 1,250.00	 15,000.00	 0.83	 0.84
 10,000.00	 3,600,000.00	 1,500.00	 18,000.00	 0.50	 0.50

* For a description of the Extended Investment Option, see page 12.

** Assumes completion of your Plan. "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

I.DESIN-PRO-05-03 May 27, 2005
1.814536.101

ILLUSTRATION OF A $50 MONTHLY INVESTMENT IN A PLAN
(Assumes that all investments are made in accordance with the terms of the Plan)

	At the End of Your Plan*		At the End of 6 Months (6 Investments)		At the End of 1 Year (12 Investments)		At the End of 2 Years (24 Investments)
	Amount	% of Total Investments**	Amount	% of Total Investments**	Amount	% of Total Investments**	Amount	% of Total Investments**
10 YEARS (120 INVESTMENTS)
Total Investments	$ 6,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Less: Creation and Sales Charges	 300.00	 5.00	 150.00	 50.00	 300.00	 50.00	 300.00	 25.00
Net Amount Invested in Plan	 5,700.00	 95.00	 150.00	 50.00	 300.00	 50.00	 900.00	 75.00
15 YEARS (180 INVESTMENTS)
Total Investments	$ 9,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Less: Creation and Sales Charges	 300.00	 3.33	 150.00	 50.00	 300.00	 50.00	 300.00	 25.00
Net Amount Invested in Plan	 8,700.00	 97.67	 150.00	 50.00	 300.00	 50.00	 900.00	 75.00
25 YEARS (300 INVESTMENTS)***
Total Investments	$ 15,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Less: Creation and Sales Charges	 300.00	 2.00	 150.00	 50.00	 300.00	 50.00	 300.00	 25.00
Net Amount Invested in Plan	 14,700.00	 98.00	 150.00	 50.00	 300.00	 50.00	 900.00	 75.00
30 YEARS (360 INVESTMENTS)***
Total Investments	$ 18,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Less: Creation and Sales Charges	 300.00	 1.67	 150.00	 50.00	 300.00	 50.00	 300.00	 25.00
Net Amount Invested in Plan	 15,000.00	 98.33	 150.00	 50.00	 300.00	 50.00	 900.00	 75.00

* Assumes completion of your Plan.

** "Investments" means only your monthly Plan investments and does not include any re-investment of capital gain or dividend distributions.

*** The 25-years (300 investments) and 30-years (360 investments) schedules reflect the charges applicable to a 15 year Plan which is continued under the Extended Investment Option. For a description of the Extended Investment Option, see page 12.

The amounts shown in the table above do not reflect any of the Account Fees described below. For example, you will not incur a Termination Fee if you do not terminate your Plan prior to completion.

The following information replaces the similar information found in the "Plan Features: 6. Making Advance Investments" section on page 12.

You are normally expected to make 12 regularly scheduled investments each calendar year. If you wish to complete your Plan ahead of schedule, you may make advance investments singly or in lump-sum amounts at any time during the life of your Plan.

There is no restriction on the number of advance investments you may make during the life of your Plan, but the total amount of all your investments made during the life of your Plan may not exceed the total Face Amount of your Plan. Investments made in excess of this limit will be returned to you at the address of record. Monthly investments may also be paid in lump-sum amounts to make a Plan that is in arrears current. When you make advance investments, you pay the applicable Creation and Sales Charges that you pay on regular monthly investments.

The following information replaces the similar information found in the "Plan Features: 8. Extended Investment Option" section on page 12.

If you purchase a 15 year Plan, you may continue making monthly investments into your Plan after you complete all scheduled investments by making your initial investment within six months after your 180th payment. You will not be allowed to automatically activate the extended investment option after the six months following your 180th payment. If you purchase a 10 year Plan, you must first change the Face Amount of your Plan to that of a 15 year Plan and complete that Plan before activating the Extended Investment Option. You may make as many as 180 additional monthly investments, for a total of 360 investments. Investments which exceed this limit will be returned to you at the address of record.

Effective on or about July 6, 2005, the following information replaces the similar information found in the "Plan Features: 9. Partial Redemption of Your Plan Shares" section on page 12.

When you make partial redemptions, you may elect to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for shares of any of the Fidelity funds, including Class A of any of the Fidelity Advisor funds, subject to minimum investment requirements. For more information, see "Completed Plans and Exchanges" on page 15 and "Exchanging Shares" on page F-10 of the Fund's prospectus.

Effective on or about July 6, 2005, the following information replaces the similar information found in the "Plan Features: 14. Terminating Your Plan" section beginning on page 15.

Options following Termination. When you terminate your Plan, you may choose to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for Class A shares of any of the Fidelity Advisor funds. You may also receive a check for the proceeds by directing the Custodian, as your agent, to withdraw the shares, redeem them, and send the proceeds to you. For more information, see "Completed Plans and Exchanges" on page 15 and "Exchanging Shares" on page F-10 of the Funds' prospectus.

Effective on or about July 6, 2005, the following information replaces the similar information found in the "Plan Features: 15. Completed Plans and Exchanges" section on page 15.

Fund shares held by you directly may be exchanged at NAV for Class A shares of any Fidelity funds that offer Advisor classes of shares, subject to minimum initial investment requirements. To exchange into a Fidelity fund that offers Advisor classes of shares, you will need to complete a Fidelity Advisor Fund application. FMR is the investment adviser of Fidelity funds that offer Advisor classes of shares. For more information, see "Exchanging Shares" on page F-10 of the Fund's prospectus.

Supplement to the
Fidelity® Systematic Investment Plans:
Destiny® Plans II: N Prospectus dated November 29, 2004

Effective May 27, 2005, Destiny Plans will change the Extended Investment Option from a maximum of 300 payments to 360 payments.

On or about July 6, 2005, Class N shares of the Portfolios may no longer be exchanged for Class T shares of Fidelity Advisor funds at NAV.

The following information replaces the similar information found in the "Fidelity Systematic Investment Plans: Destiny Plans II: N" section on page 1.

The Destiny Plans are systematic investment plans that allow you to build equity over a period of years by investing regularly each month in mutual fund shares. This prospectus describes Destiny Plans II: N (formerly known as Destiny Plans II: New) (the "Plan"). You may make fixed monthly investments in a Plan for a term of either 10 or 15 years. You may continue to make investments for as long as 30 years. You may invest in one of several monthly investment plan amounts for as little as $50 per month. Investments in your Plan are applied to the purchase of Class N shares of one of the Fidelity Destiny Portfolios. Destiny Plans II: N purchases Class N shares of Fidelity Destiny Portfolios: Destiny II (the "Fund").

The following information supplements information found in the "Fees and Expenses: 1. Creation and Sales Charges" section beginning on page 6.

CREATION AND SALES CHARGES
EXTENDED INVESTMENT OPTION*
(360 investments)

Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges per first 12 Investments	Total Creation and Sales Charges	Percentage of Total Investment in Plan**	Percentage of Net Investment in Plan**
$ 50.00	$ 18,000.00	$ 25.00	$ 300.00	 1.67%	 1.69%
 75.00	 27,000.00	 37.50	 450.00	 1.67	 1.69
 100.00	 36,000.00	 50.00	 600.00	 1.67	 1.69
 125.00	 45,000.00	 62.50	 750.00	 1.67	 1.69
 150.00	 54,000.00	 75.00	 900.00	 1.67	 1.69
 166.66	 59,997.60	 83.33	 999.96	 1.67	 1.69
 200.00	 72,000.00	 100.00	 1,200.00	 1.67	 1.69
 250.00	 90,000.00	 125.00	 1,500.00	 1.67	 1.69
 291.66	 104,997.60	 145.83	 1,749.96	 1.67	 1.69
 300.00	 108,000.00	 150.00	 1,800.00	 1.67	 1.69
 333.33	 119,880.00	 166.67	 1,999.98	 1.67	 1.69
 350.00	 126,000.00	 175.00	 2,100.00	 1.67	 1.69
 375.00	 135,000.00	 187.50	 2,250.00	 1.67	 1.69
 400.00	 144,000.00	 200.00	 2,400.00	 1.67	 1.69
 416.66	 149,997.60	 208.33	 2,499.96	 1.67	 1.69
 450.00	 162,000.00	 225.00	 2,700.00	 1.67	 1.69
 500.00	 180,000.00	 250.00	 3,000.00	 1.67	 1.69
 600.00	 216,000.00	 300.00	 3,600.00	 1.67	 1.69
 700.00	 252,000.00	 350.00	 4,200.00	 1.67	 1.69
 800.00	 288,000.00	 400.00	 4,800.00	 1.67	 1.69
 900.00	 324,000.00	 450.00	 5,400.00	 1.67	 1.69
 1,000.00	 360,000.00	 500.00	 6,000.00	 1.67	 1.69
 1,250.00	 450,000.00	 625.00	 7,500.00	 1.67	 1.69
 1,500.00	 540,000.00	 675.00	 8,100.00	 1.50	 1.52
 1,750.00	 630,000.00	 700.00	 8,400.00	 1.33	 1.35
 2,000.00	 720,000.00	 750.00	 9,000.00	 1.25	 1.27
 2,500.00	 900,000.00	 812.50	 9,750.00	 1.08	 1.10
 5,000.00	 1,800,000.00	 1,250.00	 15,000.00	 0.83	 0.84
 10,000.00	 3,600,000.00	 1,500.00	 18,000.00	 0.50	 0.50

* For a description of the Extended Investment Option, see page 12.

** Assumes completion of your Plan. "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

I.DESIIN-PRO-05-03 May 27, 2005
1.814537.101

ILLUSTRATION OF A $50 MONTHLY INVESTMENT IN A PLAN
(Assumes that all investments are made in accordance with the terms of the Plan)

	At the End of Your Plan*		At the End of 6 Months (6 Investments)		At the End of 1 Year (12 Investments)		At the End of 2 Years (24 Investments)
	Amount	% of Total Investments**	Amount	% of Total Investments**	Amount	% of Total Investments**	Amount	% of Total Investments**
10 YEARS (120 INVESTMENTS)
Total Investments	$ 6,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Less: Creation and Sales Charges	 300.00	 5.00	 150.00	 50.00	 300.00	 50.00	 300.00	 25.00
Net Amount Invested in Plan	 5,700.00	 95.00	 150.00	 50.00	 300.00	 50.00	 900.00	 75.00
15 YEARS (180 INVESTMENTS)
Total Investments	$ 9,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Less: Creation and Sales Charges	 300.00	 3.33	 150.00	 50.00	 300.00	 50.00	 300.00	 25.00
Net Amount Invested in Plan	 8,700.00	 97.67	 150.00	 50.00	 300.00	 50.00	 900.00	 75.00
25 YEARS (300 INVESTMENTS)***
Total Investments	$ 15,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Less: Creation and Sales Charges	 300.00	 2.00	 150.00	 50.00	 300.00	 50.00	 300.00	 25.00
Net Amount Invested in Plan	 14,700.00	 98.00	 150.00	 50.00	 300.00	 50.00	 900.00	 75.00
30 YEARS (360 INVESTMENTS)***
Total Investments	$ 18,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Less: Creation and Sales Charges	 300.00	 1.67	 150.00	 50.00	 300.00	 50.00	 300.00	 25.00
Net Amount Invested in Plan	 17,700.00	 98.30	 150.00	 50.00	 300.00	 50.00	 900.00	 75.00

* Assumes completion of your Plan.

** "Investments" means only your monthly Plan investments and does not include any re-investment of capital gain or dividend distributions.

*** The 25-years (300 investments) and 30-years (360 investments) schedules reflect the charges applicable to a 15 year Plan which is continued under the Extended Investment Option. For a description of the Extended Investment Option, see page 12.

The amounts shown in the table above do not reflect any of the Account Fees described below. For example, you will not incur a Termination Fee if you do not terminate your Plan prior to completion.

The following information replaces the similar information found in the "Plan Features: 6. Making Advance Investments" section on page 12.

You are normally expected to make 12 regularly scheduled investments each calendar year. If you wish to complete your Plan ahead of schedule, you may make advance investments singly or in lump-sum amounts at any time during the life of your Plan.

There is no restriction on the number of advance investments you may make during the life of your Plan, but the total amount of all your investments made during the life of your Plan may not exceed the total Face Amount of your Plan. Investments made in excess of this limit will be returned to you at the address of record. Monthly investments may also be paid in lump-sum amounts to make a Plan that is in arrears current. When you make advance investments, you pay the applicable Creation and Sales Charges that you pay on regular monthly investments.

The following information replaces the similar information found in the "Plan Features: 8. Extended Investment Option" section on page 12.

If you purchase a 15 year Plan, you may continue making monthly investments into your Plan after you complete all scheduled investments by making your initial investment within six months after your 180th payment. You will not be allowed to automatically activate the extended investment option after the six months following your 180th payment. If you purchase a 10 year Plan, you must first change the Face Amount of your Plan to that of a 15 year Plan and complete that Plan before activating the Extended Investment Option. You may make as many as 180 additional monthly investments, for a total of 360 investments. Investments which exceed this limit will be returned to you at the address of record.

Effective on or about July 6, 2005, the following information replaces the similar information found in the "Plan Features: 9. Partial Redemption of Your Plan Shares" section on page 12.

When you make partial redemptions, you may elect to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for shares of any of the Fidelity funds, including Class A of any of the Fidelity Advisor funds, subject to minimum investment requirements. For more information, see "Completed Plans and Exchanges" on page 15 and "Exchanging Shares" on page F-10 of the Fund's prospectus.

Effective on or about July 6, 2005, the following information replaces the similar information found in the "Plan Features: 14. Terminating Your Plan" section beginning on page 15.

Options following Termination. When you terminate your Plan, you may choose to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for Class A shares of any of the Fidelity Advisor funds. You may also receive a check for the proceeds by directing the Custodian, as your agent, to withdraw the shares, redeem them, and send the proceeds to you. For more information, see "Completed Plans and Exchanges" on page 15 and "Exchanging Shares" on page F-10 of the Fund's prospectus.

Effective on or about July 6, 2005, the following information replaces the similar information found in the "Plan Features: 15. Completed Plans and Exchanges" section on page 15.

Fund shares held by you directly may be exchanged at NAV for Class A shares of any Fidelity funds that offer Advisor classes of shares, subject to minimum initial investment requirements. To exchange into a Fidelity fund that offers Advisor classes of shares, you will need to complete a Fidelity Advisor Fund application. FMR is the investment adviser of Fidelity funds that offer Advisor classes of shares. For more information, see "Exchanging Shares" on page F-10 of the Fund's prospectus.

Supplement to the
Fidelity® Systematic Investment Plans:
Destiny® Plans I: O Prospectus dated November 29, 2004

Effective May 27, 2005, Destiny Plans will change the Extended Investment Option from a maximum of 300 payments to 360 payments.

On or about July 6, 2005, Class O shares of the Portfolios may no longer be exchanged for Class T shares of Fidelity Advisor funds at NAV.

The following information replaces the similar information found in the "Fidelity Systematic Investment Plans: Destiny Plans I: O" section beginning on page 1.

The Destiny Plans are systematic investment plans that allow you to build equity over a period of years by investing regularly each month in mutual fund shares. This prospectus describes Destiny Plans II: O (formerly known as Destiny Plans II: Original) (the "Plan"). You may make fixed monthly investments in a Plan for a term of either 10 or 15 years. You may continue to make investments for as long as 30 years. You may invest in one of several monthly investment plan amounts for as little as $50 per month. Investments in your Plan are applied to the purchase of Class O shares of one of the Fidelity Destiny Portfolios. Destiny Plans II: O purchases Class O shares of Fidelity Destiny Portfolios: Destiny II (the "Fund").

The following information supplements information found in the "Fees and Expenses: 2. Custodian Fees and Other Service Charges" section beginning on page 9.

TOTAL ALLOCATIONS AND DEDUCTIONS WHEN
EXTENDED INVESTMENT OPTION OF 180 ADDITIONAL INVESTMENTS IS USED
(Please see page 13 for a description of the Extended Investment Option.)
(Assumes that all investments are made in accordance with the terms of the
Extended Investment Option)

		CREATION AND SALES CHARGES		CUSTODIAN FEES		% OF TOTAL CHARGES
Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges	Creation and Sales Charges as % of Total Investments	Custodian Fees(A)(B)	Total Charges(A)(B)	Net Investment in Fund Shares(C)	To Total Investments(C)	To Net Investments in Fund Shares(C)
$ 50.00	$ 18,000.00	$ 1,123.68	 6.24%	$ 396.00	$ 1,519.68 	$ 16,480.32 	 8.44%	 9.22%
 75.00	 27,000.00	 1,619.28	 6.00	 450.00	 2,069.28 	 24,930.72 	 7.66	 8.30
 100.00	 36,000.00	 2,158.08	 5.99	 540.00	 2,698.08 	 33,301.92 	 7.49	 8.10
 125.00	 45,000.00	 2,696.88	 5.99	 540.00	 3,236.88 	 41,763.12 	 7.19	 7.75
 150.00	 54,000.00	 2,541.60	 4.71	 540.00	 3,081.60 	 50,918.40 	 5.71	 6.05
 166.66	 59,997.60	 2,823.00	 4.71	 540.00	 3,363.00 	 56,634.60 	 5.61	 5.94
 200.00	 72,000.00	 3,339.84	 4.64	 540.00	 3,879.84 	 68,120.16 	 5.39	 5.70
 250.00	 90,000.00	 4,175.52	 4.64	 540.00	 4,715.52 	 85,284.48 	 5.24	 5.53
 291.66	 104,997.60	 3,688.20	 3.51	 540.00	 4,228.20 	 100,769.40 	 4.03	 4.20
 300.00	 108,000.00	 3,251.52	 3.01	 540.00	 3,791.52 	 104,208.48 	 3.51	 3.64
 333.33	 119,998.80	 3,509.96 	 2.92	 540.00 	 4,049.96 	 115,948.84 	 3.38	 3.49
 350.00	 126,000.00	 3,629.28	 2.88	 540.00	 4,169.28 	 121,830.72 	 3.31	 3.42
 375.00	 135,000.00 	 3,577.50	 2.65	 540.00	 4,117.50	 130,882.50	 3.05	 3.15
 400.00	 144,000.00	 3,494.40	 2.43	 540.00	 4,034.40 	 139,965.60 	 2.80	 2.88
 416.66	 149,997.60	 3,624.94	 2.42	 540.00	 4,164.94	 145,832.66	 2.78	 2.86
 500.00	 180,000.00	 4,243.68	 2.36	 540.00	 4,783.68 	 175,216.32 	 2.66	 2.73
 750.00	 270,000.00	 6,105.60	 2.26	 540.00	 6,645.60 	 263,354.40 	 2.46	 2.52
 1,000.00	 360,000.00	 8,075.52	 2.24	 540.00	 8,615.52 	 351,384.48 	 2.39	 2.45
 1,500.00	 540,000.00	 8,825.76	 1.63	 540.00	 9,365.76 	 530,634.24 	 1.73	 1.77
 2,000.00	 720,000.00	 9,248.16	 1.25	 540.00	 9,788.16 	 710,211.84 	 1.36	 1.38
 2,500.00	 900,000.00	 10,034.88	 1.11	 540.00	 10,574.88 	 889,425.12 	 1.17	 1.19
 5,000.00	 1,800,000.00	 12,000.00	 0.67	 540.00	 12,540.00 	 1,787,460.00 	 0.70	 0.70
 10,000.00	 3,600,000.00	 14,536.32	 0.40	 540.00	 15,076.32 	 3,584,923.68 	 0.42	 0.42

NOTES*:

(A) Does not include the annual $12 Completed Plan or Inactive Account Fees, payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program or a government allotment after November 23, 1993, will pay a reduced Custodian Fee of $0.75 per automatic investment.

I.DESIO-PRO-05-03 May 27, 2005
1.814538.101

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such a charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2004, the charge was $3.91 for Destiny Plans I: O per Plan account.

(C) "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

* See "Custodian Fees and Other Service Charges" on page 13.

A $50 MONTHLY INVESTMENT PLAN
(Assumes that all investments are made in accordance with the terms of the Plan)

	At the End of Your Plan*		At the End of 6 Months (6 Investments)		At the End of 1 Year (12 Investments)		At the End of 2 Years (24 Investments)
	Amount	% of Total Investments	Amount	% of Total Investments	Amount	% of Total Investments	Amount	% of Total Investments
10 YEARS (120 INVESTMENTS)
Total Investments	$ 6,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Deduct: Creation and Sales Charges Custodian Fees Total Deductions(A) Net Amount Invested under Plans	 494.40 132.00 626.40 5,373.60	 8.24 2.20 10.44 89.56	 150.00 6.60 156.60 143.40	 50.00 2.20 52.20 47.80	 300.00 13.20 313.20 286.80	 50.00 2.20 53.20 47.80	 321.60 26.40 348.00 852.00	 26.80 2.20 29.00 71.00
15 YEARS (180 INVESTMENTS)
Total Investments	$ 9,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Deduct: Creation and Sales Charges Custodian Fees Total Deductions(A) Net Amount Invested under Plans	 780.48 198.00 978.48 8,021.52	 8.67 2.20 10.87 89.13	 150.00 6.60 156.60 143.40	 50.00 2.20 52.20 47.80	 300.00 13.20 313.20 286.80	 50.00 2.20 52.20 47.80	 334.32 26.40 360.72 839.28	 27.86 2.20 30.06 69.94
25 YEARS (300 INVESTMENTS)
Total Investments(B)	$ 15,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Deduct: Creation and Sales Charges Custodian Fees Total Deductions(A) Net Amount Invested under Plans	 1,123.68 330.00 1,453.68 13,546.32	 7.49 2.20 9.69 90.31	 150.00 6.60 156.60 143.40	 50.00 2.20 52.20 47.80	 300.00 13.20 313.20 286.80	 50.00 2.20 52.20 47.80	 334.32 26.40 360.72 839.28	 27.86 2.20 30.06 69.94
30 YEARS (360 INVESTMENTS)
Total Investments(B)	$ 18,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Deduct: Creation and Sales Charges Custodian Fees Total Deductions(A) Net Amount Invested under Plans	 1,123.68 369.00 1,519.68 16,480.32	 7.49 2.20 9.69 90.31	 150.00 6.60 156.60 143.40	 50.00 2.20 52.20 47.80	 300.00 13.20 313.20 286.80	 50.00 2.20 52.20 47.80	 334.32 26.40 360.72 839.28	 27.86 2.20 30.06 69.94

* Assumes completion of your Plan.

NOTES**:

(A) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such a charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2004, the charge was $3.91 for Destiny Plans I: O per Plan account.

(B) The 25-year (300 investments) are 30-year (360 investments) schedules reflect the charges applicable to a 15 year Plan which is continued under the Extended Investment Option. It does not include the reduced Custodian Fee rate of $0.75 per automatic investment for Plans established under an Automatic Investment Program or a government allotment, as described on page 11. The Custodian Fee may be increased as set forth in "Custodian Fees and Other Service Charges" on page 6.

** See "Custodian Fees and Other Service Charges" on page 6.

Dividends and distributions received on Fund shares during the periods shown above have not been included or reflected in any way in the amounts shown in the table.

After the first 12 investments, the Creation and Sales Charges deducted from any investment will not exceed 3.73% of the net investment in Fund shares in the case of a 10 year Plan and 6.07% of the net investment in Fund shares in the case of a 15 year Plan (before deduction of Custodian Fee).

The amounts shown do not reflect the deduction of any of the Account Fees described on page 6.

The following information replaces the similar information found in the "Plan Features: 6. Making Advance Investments" section beginning on page 12.

You are normally expected to make 12 regularly scheduled investments each calendar year. If you wish to complete your Plan ahead of schedule, you may make advance investments singly or in lump-sum amounts at any time during the life of your Plan.

There is no restriction on the number of advance investments you may make during the life of your Plan, but the total amount of all your investments made during the life of your Plan may not exceed the total Face Amount of your Plan. Investments made in excess of this limit will be returned to you at the address of record. Monthly investments may also be paid in lump-sum amounts to make a Plan that is in arrears current. When you make advance investments, you pay the applicable Creation and Sales Charges that you pay on regular monthly investments.

The following information replaces the similar information found in the "Plan Features: 8. Extended Investment Option" section on page 13.

If you purchase a 15 year Plan, you may continue making monthly investments into your Plan after you complete all scheduled investments by making your initial investment within six months after your 180th payment. You will not be allowed to automatically activate the extended investment option after the six months following your 180th payment. If you purchase a 10 year Plan, you must first change the Face Amount of your Plan to that of a 15 year Plan and complete that Plan before activating the Extended Investment Option. You may make as many as 180 additional monthly investments, for a total of 360 investments. Investments which exceed this limit will be returned to you at the address of record.

Your additional investments are subject to the same deductions (with the exception of the Custodian Fee) as your last scheduled investment. If you stop making investments under the Extended Investment Option, and your Plan is not current for six consecutive months, the Sponsor or the Custodian may terminate your Plan. The Custodian reserves the right to increase the Custodian Fee applicable to this period to the rate then being charged for new Plans of the same Plan size. In no case, however, will this new rate be more than 75% higher than the Custodian Fees detailed in this Prospectus. Your Extended Investment Option will end after your 360th monthly Plan investment.

Effective on or about July 6, 2005, the following information replaces the similar information found in the "Plan Features: 9. Partial Redemption of Plan Shares" section on page 13.

When you make partial redemptions, you may elect to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for shares of any of the Fidelity funds, including Class A of any of the Fidelity Advisor funds, subject to minimum investment requirements. For more information, see "Completed Plans and Exchanges" on page 16 and "Exchanging Shares" on page F-10 of the Fund's prospectus.

Effective on or about July 6, 2005, the following information replaces the similar information found in the "Plan Features: 14. Terminating Your Plan" section on page 16.

Options Following Termination. When you terminate your Plan, you may choose to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for shares of any of the Fidelity funds, including Class A shares of any of the Fidelity Advisor funds subject to minimum investment requirements. You may also receive a check for the proceeds by directing the Custodian, as your agent, to withdraw the shares, redeem them, and send the proceeds to you. For more information, see "Completed Plans and Exchanges" below and "Exchanging Shares" on page F-10 of the Fund's prospectus.

Effective on or about July 6, 2005, the following information replaces the similar information found in the "Plan Features: 15. Completed Plans and Exchanges" section on page 16.

Fund shares held directly by you may be exchanged at NAV for shares of any of the Fidelity funds, including Class A shares of Fidelity funds that offer Advisor classes of shares, subject to minimum initial investment requirements. To exchange into a Fidelity fund, you will need to complete a Fidelity fund application. FMR is the investment adviser of the Fidelity funds. For more information, see "Exchanging Shares" on page F-10 of the Fund's prospectus.

Supplement to the
Fidelity® Systematic Investment Plans:
Destiny® Plans II: O Prospectus dated November 29, 2004

Effective May 27, 2005, Destiny Plans will change the Extended Investment Option from a maximum of 300 payments to 360 payments.

On or about July 6, 2005, Class O shares of the Portfolios may no longer be exchanged for Class T shares of Fidelity Advisor funds at NAV.

The following information replaces the similar information found in the "Fidelity Systematic Investment Plans: Destiny Plans II: O" section beginning on page 1.

The Destiny Plans are systematic investment plans that allow you to build equity over a period of years by investing regularly each month in mutual fund shares. This prospectus describes Destiny Plans I: O (formerly known as Destiny Plans I: Original) (the "Plan"). You may make fixed monthly investments in a Plan for a term of either 10 or 15 years. You may continue to make investments for as long as 30 years. You may invest in one of several monthly investment plan amounts for as little as $50 per month. Investments in your Plan are applied to the purchase of Class O shares of one of the Fidelity Destiny Portfolios. Destiny Plans I: O purchases Class O shares of Fidelity Destiny Portfolios: Destiny I (the "Fund").

The following information supplements information found in the "Fees and Expenses: 2. Custodian Fees and Other Service Charges" section beginning on page 9.

TOTAL ALLOCATIONS AND DEDUCTIONS WHEN
EXTENDED INVESTMENT OPTION OF 180 ADDITIONAL INVESTMENTS IS USED
(Please see page 13 for a description of the Extended Investment Option.)
(Assumes that all investments are made in accordance with the terms of the
Extended Investment Option)

	CREATION AND SALES CHARGES			CUSTODIAN FEES		% OF TOTAL CHARGES
Monthly Investment	Total Face Amount of Plan	Creation and Sales Charges	Creation and Sales Charges as % of Total Investments	Custodian Fees(A)(B)	Total Charges(A)(B)	Net Investment in Fund Shares(C)	To Total Investments(C)	To Net Investments in Fund Shares(C)
$ 50.00	$ 18,000.00	$ 1,123.68	 6.24%	$ 330.00	$ 1,519.68 	$ 16,480.32 	 8.44%	 9.22%
 75.00	 27,000.00	 1,619.28	 6.00	 375.00	 2,069.28 	 24,930.72 	 7.66	 8.30
 100.00	 36,000.00	 2,158.08	 5.99	 450.00	 2,698.08 	 33,301.92 	 7.49	 8.10
 125.00	 45,000.00	 2,696.88	 5.99	 450.00	 3,236.88 	 41,763.12 	 7.19	 7.75
 150.00	 54,000.00	 2,541.60	 4.71	 450.00	 3,081.60 	 50,918.40 	 5.71	 6.05
 166.66	 59,997.00	 2,823.00	 4.71	 450.00	 3,363.00 	 56,634.60 	 5.61	 5.94
 200.00	 72,000.00	 3,339.84	 4.64	 450.00	 3,879.84 	 68,120.16 	 5.39	 5.70
 250.00	 90,000.00	 4,175.52	 4.64	 450.00	 4,715.52 	 85,284.48 	 5.24	 5.53
 291.66	 104,997.60	 3,688.20	 3.51	 450.00	 4,228.20 	 100,769.40 	 4.03	 4.20
 300.00	 108,000.00	 3,251.52	 3.01	 450.00	 3,791.52 	 104,208.48 	 3.51	 3.64
 333.33	 119,998.80	 3,509.96 	 2.92	 540.00 	 4,049.96 	 115,948.84 	 3.38	 3.49
 350.00	 144,000.00	 3,629.28	 2.43	 450.00	 4,169.28 	 121,830.72 	 3.31	 3.42
 375.00	 135,000.00 	 3,577.50	 2.65	 540.00	 4,117.50	 130,882.50	 3.05	 3.15
 400.00	 270,000.00	 3,494.40	 2.26	 450.00	 4,034.40 	 139,965.60 	 2.80	 2.88
 416.66	 149,997.60	 3,624.94	 2.42	 540.00	 4,164.94	 145,832.66	 2.78	 2.86
 500.00	 540,000.00	 4,243.68	 1.63	 450.00	 4,783.68 	 175,216.32 	 2.66	 2.73
 750.00	 720,000.00	 6,105.60	 1.28	 450.00	 6,645.60 	 263,354.40 	 2.46	 2.52
 1,000.00	 900,000.00	 8,075.52	 1.11	 450.00	 8,615.52 	 351,384.48 	 2.39	 2.45
 1,500.00	 1,800,000.00	 8,825.76	 0.67	 450.00	 9,365.76 	 530,634.24 	 1.73	 1.77
 2,000.00	 3,600,000.00	 9,248.16	 0.40	 450.00	 9,788.16 	 710,211.84 	 1.36	 1.38
 2,500.00	 750,000.00	 10,034.88	 1.34	 450.00	 10,574.88 	 889,425.12 	 1.17	 1.19
 5,000.00	 1,500,000.00	 12,000.00	 0.80	 450.00	 12,540.00 	 1,787,460.00 	 0.70	 0.70
 10,000.00	 3,000,000.00	 14,536.32	 0.48	 450.00	 15,076.32 	 3,584,923.68 	 0.42	 0.42

NOTES*:

(A) Does not include the annual $12 Completed Plan or Inactive Account Fees, payable to the Custodian first from dividends and distributions and then, if necessary, from principal. Plans established under an Automatic Investment Program or a government allotment after November 23, 1993, will pay a reduced Custodian Fee of $0.75 per automatic investment.

I.DESIIO-PRO-05-03 May 27, 2005
1.814539.101

(B) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such a charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2004, the charge was $4.83 for Destiny Plans II: O per Plan account.

(C) "Investment" means only your monthly Plan investments and does not include any reinvestment of capital gain or dividend distributions.

* See "Custodian Fees and Other Service Charges" on page 6.

A $50 MONTHLY INVESTMENT PLAN
(Assumes that all investments are made in accordance with the terms of the Plan)

	At the End of Your Plan*		At the End of 6 Months (6 Investments)		At the End of 1 Year (12 Investments)		At the End of 2 Years (24 Investments)
	Amount	% of Total Investments	Amount	% of Total Investments	Amount	% of Total Investments	Amount	% of Total Investments
10 YEARS (120 INVESTMENTS)
Total Investments	$ 6,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Deduct: Creation and Sales Charges Custodian Fees Total Deductions(A) Net Amount Invested under Plans	 494.40 132.00 626.40 5,373.60	 8.24 2.20 10.44 89.56	 150.00 6.60 156.60 143.40	 50.00 2.20 52.20 47.80	 300.00 13.20 313.20 286.80	 50.00 2.20 53.20 47.80	 321.60 26.40 348.00 852.00	 26.80 2.20 29.00 71.00
15 YEARS (180 INVESTMENTS)
Total Investments	$ 9,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Deduct: Creation and Sales Charges Custodian Fees Total Deductions(A) Net Amount Invested under Plans	 780.48 198.00 978.48 8,021.52	 8.67 2.20 10.87 89.13	 150.00 6.60 156.60 143.40	 50.00 2.20 52.20 47.80	 300.00 13.20 313.20 286.80	 50.00 2.20 52.20 47.80	 334.32 26.40 360.72 839.28	 27.86 2.20 30.06 69.94
25 YEARS (300 INVESTMENTS)
Total Investments(B)	$ 15,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Deduct: Creation and Sales Charges Custodian Fees Total Deductions(A) Net Amount Invested under Plans	 1,123.68 330.00 1,453.68 13,546.32	 7.49 2.20 9.69 90.31	 150.00 6.60 156.60 143.40	 50.00 2.20 52.20 47.80	 300.00 13.20 313.20 286.80	 50.00 2.20 52.20 47.80	 334.32 26.40 360.72 839.28	 27.86 2.20 30.06 69.94
30 YEARS (360 INVESTMENTS)
Total Investments(B)	$ 15,000.00	 100.00%	$ 300.00	 100.00%	$ 600.00	 100.00%	$ 1,200.00	 100.00%
Deduct: Creation and Sales Charges Custodian Fees Total Deductions(A) Net Amount Invested under Plans	 1,123.68 330.00 1,453.68 13,546.32	 7.49 2.20 9.69 90.31	 150.00 6.60 156.60 143.40	 50.00 2.20 52.20 47.80	 300.00 13.20 313.20 286.80	 50.00 2.20 52.20 47.80	 334.32 26.40 360.72 839.28	 27.86 2.20 30.06 69.94

* Assumes completion of your Plan.

NOTES**:

(A) Does not include a service charge, payable first from dividends and distributions and then, if necessary, from principal, to cover certain administrative expenses actually incurred. The amount of such a charge will be determined by prorating the Plan's annual administrative costs over the total number of Plan accounts. In general, for the fiscal year ended September 30, 2004, the charge was $4.83 for Destiny Plans II: O per Plan account.

(B) The 25-year (300 investments) or 30-year (360 investments) schedules reflect the charges applicable to a 15 year Plan which is continued under the Extended Investment Option. It does not include the reduced Custodian Fee rate of $0.75 per automatic investment for Plans established under an Automatic Investment Program or a government allotment, as described on page 11. The Custodian Fee may be increased as set forth in "Custodian Fees and Other Service Charges" on page 6.

** See "Custodian Fees and Other Service Charges" on page 6.

Dividends and distributions received on Fund shares during the periods shown above have not been included or reflected in any way in the amounts shown in the table.

After the first 12 investments, the Creation and Sales Charges deducted from any investment will not exceed 3.73% of the net investment in Fund shares in the case of a 10 year Plan and 6.07% of the net investment in Fund shares in the case of a 15 year Plan (before deduction of Custodian Fee).

The amounts shown do not reflect the deduction of any of the Account Fees described on page 6.

The following information replaces the similar information found in the "Plan Features: 6. Making Advance Investments" section beginning on page 12.

You are normally expected to make 12 regularly scheduled investments each calendar year. If you wish to complete your Plan ahead of schedule, you may make advance investments singly or in lump-sum amounts at any time during the life of your Plan.

There is no restriction on the number of advance investments you may make during the life of your Plan, but the total amount of all your investments made during the life of your Plan may not exceed the total Face Amount of your Plan. Investments made in excess of this limit will be returned to you at the address of record. Monthly investments may also be paid in lump-sum amounts to make a Plan that is in arrears current. When you make advance investments, you pay the applicable Creation and Sales Charges that you pay on regular monthly investments.

The following information replaces the similar information found in the "Plan Features: 8. Extended Investment Option" section on page 13.

If you purchase a 15 year Plan, you may continue making monthly investments into your Plan after you complete all scheduled investments by making your initial investment within six months after your 180th payment. You will not be allowed to automatically activate the extended investment option after the six months following your 180th payment. If you purchase a 10 year Plan, you must first change the Face Amount of your Plan to that of a 15 year Plan and complete that Plan before activating the Extended Investment Option. You may make as many as 180 additional monthly investments, for a total of 360 investments. Investments which exceed this limit will be returned to you at the address of record.

Your additional investments are subject to the same deductions (with the exception of the Custodian Fee) as your last scheduled investment. If you stop making investments under the Extended Investment Option, and your Plan is not current for six consecutive months, the Sponsor or the Custodian may terminate your Plan. The Custodian reserves the right to increase the Custodian Fee applicable to this period to the rate then being charged for new Plans of the same Plan size. In no case, however, will this new rate be more than 75% higher than the Custodian Fees detailed in this Prospectus. Your Extended Investment Option will end after your 360th monthly Plan investment.

Effective on or about July 6, 2005, the following information replaces the similar information found in the "Plan Features: 9. Partial Redemption of Plan Shares" section on page 13.

When you make partial redemptions, you may elect to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for shares of any of the Fidelity funds, including Class A of any of the Fidelity Advisor funds, subject to minimum investment requirements. For more information, see "Completed Plans and Exchanges" on page 16 and "Exchanging Shares" on page F-10 of the Fund's prospectus.

Effective on or about July 6, 2005, the following information replaces the similar information found in the "Plan Features: 14. Terminating Your Plan" section on page 16.

Options Following Termination. When you terminate your Plan, you may choose to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for shares of any of the Fidelity funds, including Class A shares of any of the Fidelity Advisor funds subject to minimum investment requirements. You may also receive a check for the proceeds by directing the Custodian, as your agent, to withdraw the shares, redeem them, and send the proceeds to you. For more information, see "Completed Plans and Exchanges" below and "Exchanging Shares" on page F-10 of the Fund's prospectus.

Effective on or about July 6, 2005, the following information replaces the similar information found in the "Plan Features: 15. Completed Plans and Exchanges" section on page 16.

Fund shares held directly by you may be exchanged at NAV for shares of any of the Fidelity funds, including Class A shares of Fidelity funds that offer Advisor classes of shares, subject to minimum initial investment requirements. To exchange into a Fidelity fund, you will need to complete a Fidelity fund application. FMR is the investment adviser of the Fidelity funds. For more information, see "Exchanging Shares" on page F-10 of the Fund's prospectus.